FINANCIAL RISK MANAGEMENT - Capital Risk Management (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Non-recourse borrowings in subsidiaries of the company	$ 12,913	$ 5,246
Cash and cash equivalents	(736)	(894)	$ (777)	$ (792)
Net debt	12,177	4,352
Total equity	4,071	1,136	$ 2,706	$ 3,165
Total capital	$ 16,248	$ 5,488
Net debt to capital ratio	75.00%	79.00%